Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of Provisions

(CHF in millions)	Social charges	Long-service leave	Asset retirement obligation	Total

Balance at January 1, 2021	20.1	0.9	—	21.0
thereof current	—	0.4	—	0.4
thereof non-current	20.1	0.6	—	20.6
Additions	15.6	1.1	3.7	20.4
Release	—	(0.4)	—	(0.4)
Utilization	(21.6)	—	—	(21.6)
Balance at December 31, 2021	14.0	1.7	3.6	19.3
thereof current	14.0	0.7	0.1	14.9
thereof non-current	—	0.9	3.5	4.4
Additions	1.4	2.7	0.3	4.4
Release	(6.8)	(0.5)	—	(7.3)
Utilization	(4.4)	—	—	(4.4)
Unwinding of discount	—	—	0.1	0.1
Exchange differences	0.1	(0.1)	(0.1)	(0.1)
Balance at December 31, 2022	4.3	3.8	4.0	12.1
thereof current	4.3	0.5	0.2	5.0
thereof non-current	—	3.3	3.8	7.2